INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other financial assets (Details)	Sep. 18, 2025	Jun. 16, 2025 shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Current
Other financial assets-Current			$ 2,040,038	$ 11,695,528
Non-current
Other financial assets - Non-current			58	634,553
Moolec Science SA | Bioceres Group Limited and Other Companies
Non-current
Conversion Of Shares | shares		57,600
Conversion ratio		0.315
Bioceres crop solutions | Moolec Science SA
Non-current
Interest acquired		35.00%
Bioceres crop solutions | Moolec Science SA | Ownership interest
Non-current
Percentage of share capital	14.90%
US Treasury bills
Current
Other financial assets-Current				1,993,668
Mutual funds
Current
Other financial assets-Current			144,606	6,658,805
Shares Of Moolec Science S.A.
Current
Other financial assets-Current			976,425	1,530,375
Other investments
Current
Other financial assets-Current			919,007	1,512,680
Non-current
Other financial assets - Non-current			$ 58	190,080
Shares of Bioceres Group PLC.
Non-current
Other financial assets - Non-current				$ 444,473